INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 169,263	$ 166,018
Accumulated Amortization	(141,134)	(131,550)
Net	$ 28,129	$ 34,468
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 109,543	$ 106,363
Accumulated Amortization	(98,354)	(93,048)
Net	$ 11,189	$ 13,315
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(20,377)	(19,089)
Net	$ 13,123	$ 14,411
Patents and other core technology right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 15,100	$ 15,100
Accumulated Amortization	(13,903)	(12,225)
Net	$ 1,197	$ 2,875
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 7,520	$ 7,455
Accumulated Amortization	(6,064)	(5,000)
Net	$ 1,456	$ 2,455
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(1,436)	(1,263)
Net	1,164	1,337
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,000	1,000
Accumulated Amortization	(1,000)	(925)
Net		$ 75